ORIX Corporation Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2015
Changes in Number of Shares Issued

Changes in the number of shares issued in fiscal 2013, 2014 and 2015 are as follows:

	Number of shares
	2013	2014	2015
Beginning balance	1,102,544,220	1,248,714,760	1,322,777,628
Exercise of stock options	499,000	804,300	866,900
Conversion of convertible bonds	145,671,540	73,258,568	0

Ending balance	1,248,714,760	1,322,777,628	1,323,644,528